Accounts receivable	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable
Accounting policies
Accounts receivable-trade balances are non-interest bearing and payment terms are generally under agreements with payment terms typically between 30 and 60 days with payment terms extended up to 180 days. The Company’s customers primarily consist of government-owned or government-funded hospitals, laboratories with low credit risk, and biopharmaceutical companies. The Company has had minimal instances of actual credit losses and believes that this will continue to be the case.
The Company has adopted the simplified method indicated in IFRS 9, Financial Instruments (“IFRS 9”), to build its allowance for expected credit losses (“ECL”). The Company uses a matrix based on a calculation of collectability rates according to historical accounts receivable. Allowance is made for lifetime expected credit losses as invoices are issued or when accrued revenue is recognized. The amount of allowance initially recognized is based on historical experience, tempered by expected changes in future cash collections, due to, for example, expected improved customer liquidity or more active credit management.
The following table presents the trade receivable, accrued contract revenue, and lease receivable less the expected credit loss (in USD thousands):

	As of December 31,
	2025	2024
Trade receivable	$14,404	$7,088
Accrued contract revenue	963	742
Allowance for expected credit losses	(366)	(394)
Net accounts receivable	$15,001	$7,436
The Company records increases to, reversals of, and write-offs of the allowance for expected credit losses as “Selling and Marketing” expenses within its consolidated statements of loss. The following table provides a rollforward of the allowance for expected credit losses for the year ended December 31, 2025 and 2024, that is deducted from the amortized cost basis of accounts receivable to present the net amount expected to be collected (in USD thousands):

	2025	2024
As of January 1	$394	$1,181
Increase	520	114
Reversals	(463)	(637)
Write-off	(155)	(213)
Currency translation adjustments	70	(51)
As of December 31	$366	$394
As of December 31, 2025 and 2024, the Company’s largest customer balance represented 15% and 18% of accounts receivable, respectively. All customer balances that individually exceeded 1% of accounts receivable in aggregate amounted to $8.3 million and $5.0 million as of December 31, 2025 and 2024, respectively.
The Company recorded no long-term lease receivables as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the Company recorded no net lease receivables, respectively.